Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	Sep. 08, 2027	Mar. 08, 2027	Sep. 07, 2026	Mar. 06, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares					$ 3,464		$ 623
Recognition period for unrecognized cost for non-vested shares					1 year 2 months 8 days
Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)				600,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 6, 2026 [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)				554,100
Grant date fair value (in dollars per share)				$ 13.28
Shares vested (in shares)				132,650
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 6, 2026 [Member] | Plan [Member]
Equity Incentive Plan [Abstract]
Shares vested (in shares)	144,400	108,300	168,750
Non-Employees [Member] | Voyage Expenses [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense					$ 108	$ 84
Board of Directors and Certain Employees [Member] | General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense					$ 4,410	$ 2,593
Non-Executive Members of Board of Directors and Executive Officers [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 6, 2026 [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)				313,500
Non-Executive Employees and Non-Employee [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 6, 2026 [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)				240,600